Commitments and Contingencies (Details)	1 Months Ended		4 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Feb. 29, 2020 USD ($) Deposit	Apr. 30, 2020 USD ($)	Dec. 15, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments And Contingencies [Line Items]
Operating leases, rent expense	$ 40,000			$ 2,819,000		$ 2,281,000
Asset held for sale	732,000				$ 732,000
Loss contingency, allegations					A franchisee filed a suit against BFI seeking unspecified damages in connection with plaintiff’s execution of franchise agreements for the development of 11 BurgerFi restaurants in certain specified trade areas in New York and Connecticut.
Contingent liability	0				$ 0
Franchise Agreement Case [Member]
Commitments And Contingencies [Line Items]
Loss contingency, damages sought value					$ 5,000,000
Loss contingency, lawsuit filing date					April 2016
Employment Agreement Breach Case [Member]
Commitments And Contingencies [Line Items]
Loss contingency, lawsuit filing date					December 1, 2019
Loss contingency motion to dismiss lawsuit filing date					February 13, 2020
Employee Termination Case [Member]
Commitments And Contingencies [Line Items]
Loss contingency, lawsuit filing date					July 8, 2020
Loss contingency, allegations					the former employee was terminated wrongfully by the Company
BF Dania Beach, LLC [Member]
Commitments And Contingencies [Line Items]
Aggregate purchase price		$ 1,299,000
Number of cash deposits | Deposit		3
Cash deposits received			$ 906,500
Cash deposits returned to unrelated third-party purchaser			$ 906,500
Asset held for sale	$ 732,000				$ 732,000